Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,874,151.47
Previously Paid Amount	0.00
Total Fee Amount	13,102.12
Total Offset Amount	13,102.12
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A